UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-661-2900

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

# TrendStar Funds

# Semi-Annual Report

## March 31, 2006

(Unaudited)

## Fund Advisor:

Toll Free 1-888-747-4872

Dear Fellow Shareholders,

The economic climate during the semi-annual period ending March 31, 2006 was characterized by rising prices for oil and basic materials, heightened levels of international tension and rising interest rates. Despite these economic headwinds, domestic equity markets performed relatively well during the period. The total returns during the six months ending March 31, 2006 for the Russell 2000 Index (smaller companies) and the S&P 500 Index (larger companies) were 15.2 and 6.4 percent, respectively. For some time now, small company stock investment performance has continued to outpace large company investment performance. In fact, as one moves along the size spectrum, starting with small companies and progressing toward larger ones, we have noted that equity returns for the period tend to diminish. The table below shows the recent inverse correlation between company size and performance during the six months and one year ending March 31, 2006 and since the inception of the TrendStar Funds.

During the six months ended March 31, 2006 the total return for the TrendStar Small Cap Fund was 15.2 percent versus a total return of 15.2 percent for the Russell 2000 Index. During the same period, the TrendStar American Endeavor Fund had a total return of 4.1 percent versus a return of 6.4 for the S&P 500 Index. Because we apply an identical investment analysis and philosophy to our management of both Funds, we believe the difference in relative performance is primarily explained by the size differences of the two Funds' holdings. As of March 31, 2006, the median market cap of TrendStar American Endeavor Fund was about $21 billion versus about $1 billion for TrendStar Small Cap Fund.

The performance of any mutual fund is heavily influenced by sector selection, and by stock selection within those sectors. As many of you know, our historic and unchanging investment practice is aimed at achieving strong sector selection over long time horizons coupled with a careful analysis of valuation. In keeping with our philosophy and process, we currently have little to no exposure to the energy and basic materials sectors. We feel that today’s investment environment has similarities to that of the late nineties. During that time, underweighting the technology sector made it difficult for managers to maintain pace with the market indices, just as underweighting the materials, energy and parts of the industrial sector has made it difficult to keep pace with the market today. Yet we believe that today, based on our past experiences with excessive investor exuberance for boom and bust sectors, our diligence in adhering to our philosophy eventually will be rewarded.

In the tables below for the period ending March 31, 2006, we show the sector weightings and sector performance for the Russell 2000 Small Cap Index versus the TrendStar Small Cap Fund's sector weightings and performance, and the sector weightings and sector performance for the S&P 500 Index versus the TrendStar American Endeavor Fund's sector weightings and performance. Note that for both Funds, we have heavily over-weighted positions within the information technology, healthcare and consumer discretionary sectors. This is due to our positive view of the long-term growth prospects for industries within these sectors and our ability to find attractively priced stocks within these same industries. Our long-term view for companies is formed by our analysis of certain demographic, technological, economic and other trends that we believe should drive strong levels of growth over the next several years. Our process is not based on trying to time purchases and sales of stocks driven by a myriad of cyclical fluctuations ranging from supply/demand imbalances to fluctuations in geo-political tensions.

For both small and large stocks, the materials, industrial and telecommunications services sectors were the strongest performers—sectors where we have exceedingly low or zero weightings within the Funds. For example, the Russell 2000 Materials Index, which represents 5.2 percent of the broader Russell 2000 Index, had a total return during the period of 33.4 percent, yet we have less than one percent exposure to this sector in the TrendStar Small Cap Fund. On the positive side, our stock selection within our most heavily weighted sectors (technology, healthcare and consumer discretionary) allowed the Funds to remain quite close to their respective benchmarks, despite not owning the “right” sectors. For example, the Russell 2000 Technology Index, which represents 19.4 percent of the Russell 2000 Index, had a total return of 21.8 percent during the period. By comparison, TrendStar Small Cap had a greater amount, 32.4 percent, of the fund invested in technology and our holdings within that sector experienced a total return of 31.7 percent.

The current investment environment—which has been driven primarily by commodity related sectors—has not been positive for our long-term strategy. We had very low or zero weightings within many of the best performing sectors. However, we have had relatively strong stock selection within the sectors where we have invested. For example, of the three largest sector weightings within the TrendStar Small Cap Fund (technology, healthcare and consumer discretionary), the Fund’s holdings outperformed all three of the respective Russell sectors (see Table 2). For the TrendStar American Endeavor Fund, two of the three largest sector weightings (technology and healthcare) outperformed their respective S&P sectors (see Table 3).

Our self-assessment: we have had poor sector selection, but good stock selection. For us to have had better sector selection, we would have had to change our long-term strategy and invest in the more commoditized (boom/bust) sectors of the market such as energy and basic materials. We won’t do that. Stock selection has been good, but we can always do better. Methods to improve stock selection include enhancements to our stock valuation models. Improvements in valuation assessment have the dual benefit of helping to identify new securities, and signaling the time to sell current holdings that may have appreciated in price. We work on this part of our process almost daily.

	Russell 2000 Small Cap Index		TrendStar Small Cap Fund
	Sector Weighting	Sector Performance	Sector Weighting	Sector Performance
Information Technology	19.4%	21.8%	32.4%	31.7%
Healthcare	12.3	10.9	25.9	11.4
Consumer Discretionary	14.0	11.3	16.1	15.7
Financial	20.4	12.1	10.4	15.9
Industrial	15.9	23.0	10.3	(4.8)
Consumer Staples	2.7	7.2	2.5	1.3
Materials	5.2	33.4	0.2	11.1
Utilities	2.3	(4.8)	0.0	na
Energy	6.3	4.3	0.0	na
Telecommunications Services	1.5	25.9	0.0	na

Table 2. Russell 2000 Small Cap Index and TrendStar Small Cap Fund performance during the six month period ending March 31, 2006. Sector weightings are as of March 31, 2006. Sources: Bloomberg L.P. and Lehman Brothers.

	S&P500 Index		TrendStar American Endeavor Fund
	Sector Weighting	Sector Performance	Sector Weighting	Sector Performance
Information Technology	16.0%	5.3%	33.4%	7.1%
Healthcare	12.9	2.7	15.4	3.7
Consumer Discretionary	10.2	4.2	18.7	1.8
Financial	21.0	11.8	10.6	12.4
Industrial	11.5	12.4	1.2	52.5
Consumer Staples	9.3	2.0	16.0	-1.3
Materials	3.1	19.8	3.1	3.3
Utilities	3.2	(6.6)	0.0	na
Energy	9.6	1.0	0.0	na
Telecommunications Services	3.3	14.6	0.0	na

Table 3. S&P 500 Index and TrendStar American Endeavor Fund performance during the six month period ending March 31, 2006. Sector weightings are as of March 31, 2006. Sources: Bloomberg L.P. and Lehman Brothers.

Other News

TrendStar Advisors, LLC, our employer and the manager of your Funds, began a 401k retirement plan recently. In setting up the plan we made both the TrendStar Small Cap and American Endeavor Funds the only equity fund options available to our employees. We believe that this singular focus on ownership of the Funds, combined with our internal ban on personal trading in stocks, continues to align our efforts and the interests of our employees with you, the Fund’s shareholders. With our employees heavily invested in the Funds, nobody cares more about the risks taken and performance achieved by our Funds than us.

On behalf of everyone at TrendStar Funds we want to thank you for the confidence and trust you have placed in us as stewards of your Funds. We look forward to reporting to you at the end of our fiscal year in September 2006.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-888-747-4872. Please read it carefully before investing.

The opinions expressed are those of TrendStar Advisors, LLC and are current only through March 31, 2006. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Funds are distributed by Unified Financial Securities, Inc., Member NASD.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Funds may be lower or higher than the performance quoted. The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-747-4872 or visiting www.trendstarfunds.com.

* Annualized.

** Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Russell 2000 Index, Russell 2000 Growth Index, S&P 500 Index and S&P 500/Citigroup Growth Index (previously S&P 500 Barra Growth Index) are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Funds’ portfolios. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

**** The Lipper classification averages represent a simple average of all funds within a given Lipper classification.

Funds are distributed by Unified Financial Securities, Inc.

The chart above assumes an initial investment of $10,000 made on October 31, 2003 (commencement of Fund operations) and held through March 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The chart above assumes an initial investment of $10,000 made on October 31, 2003 (commencement of Fund operations) and held through March 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

2Common stocks of mid and large U.S. Companies.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies with capitalizations that fall within or below the market capitalization ranges of companies included in the S&P Small Cap 600 Index or the Russell 2000 Index within the previous three years of purchase. As of March 31, 2006, the S&P Small Cap 600 Index included companies with market capitalizations ranging from $60 million to $4,581 million, and the Russell 2000 Index included companies with market capitalizations ranging from $23 million to $5,374 million.

1As a percent of net assets.

2U.S. companies generating less than 33 1/3% of sales outside the United States.

The Fund normally invests at least 80% of its assets in common stocks of domestic companies that generate at least one-third of their annual sales or net income from operations conducted outside the United States.

Availability of Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available at the SEC’s website at www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (i) redemption fees on short-term redemptions and (ii) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

TrendStar Small-Cap Fund	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period* October 1, 2005 - March 31, 2006
Actual	$1,000.00	$1,151.85	$7.30
Hypothetical **	$1,000.00	$1,018.14	$6.85

* Expenses are equal to the Fund’s annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% annual return before expenses.

TrendStar American Endeavor Fund	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period* October 1, 2005 - March 31, 2006
Actual	$1,000.00	$1,040.82	$7.12
Hypothetical **	$1,000.00	$1,017.95	$7.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% annual return before expenses.

Actual Expenses

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Funds would increase your expenses.

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
March 31, 2006 - (Unaudited)

Common Stocks - 98.58%	**Shares**	**Value**
Auto Components - 3.33%		
Johnson Controls, Inc.	8,600	$ 652,998
Lear Corp. (a)	4,500	79,785
Gentex Corp.	9,200	160,632
		893,415
Beverages - 3.43%		
Coca-Cola Co.	7,200	301,464
PepsiCo, Inc.	10,700	618,353
		919,817
Capital Markets - 4.80%		
Goldman Sachs Group, Inc.	5,400	847,584
Morgan Stanley	7,000	439,740
		1,287,324
Chemicals - 3.09%		
Sigma Aldrich Corp.	12,600	828,954
Communications Equipment - 4.43%		
Black Box Corp.	9,300	446,865
Cisco Systems, Inc. (a)	34,300	743,281
		1,190,146
Computers & Peripherals - 1.97%		
Dell, Inc. (a)	17,800	529,728
Consumer Electronics - 1.82%		
Harman International Industries, Inc.	4,400	488,972
Electronic Equipment & Instruments - 3.90%		
Jabil Circuit, Inc. (a)	24,400	1,045,784
Food Products - 4.30%		
Sara Lee Corp.	23,000	411,240
Wrigley, William Jr. Co.	11,600	742,400
		1,153,640
Health Care Equipment & Supplies - 5.92%		
Boston Scientific Corp. (a)	20,900	481,745
C.R. Bard, Inc.	12,700	861,187
Diagnostic Products Corp.	5,200	247,676
		1,590,608
Hotels, Restaurants & Leisure - 6.99%		
Carnival Corp.	8,100	383,697
McDonald's Corp.	24,500	841,820
Yum! Brands, Inc.	13,300	649,838
		1,875,355

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

*See accompanying notes which are an integral part of the financial statements

TrendStar Funds

Notes to the Financial Statements

March 31, 2006

(Unaudited)

NOTE 1.	ORGANIZATION

TrendStar Investment Trust is a statutory business trust organized under Delaware law on July 23, 2003 and operating as an open-end management investment company of the series type. The Trust was originally organized as the Sirius Investment Trust, but changed its name to TrendStar Investment Trust on or about October 2, 2003. Prior to October 31, 2003, the Trust did not engage in operations other than to attend to organizational matters, which included the sale of 5,000 shares of each series offered by the Trust, and the registration of its shares. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of series (“Funds”), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust offers two series of shares; TrendStar Small-Cap Fund (“Small-Cap Fund”) and the TrendStar American Endeavor Fund (“American Endeavor Fund”). Each Fund commenced investment operations on October 31, 2003. The investment objective of each Fund is to achieve long-term growth of capital with income as a secondary consideration.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

TrendStar Funds

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions- The Small-Cap Fund and American Endeavor Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

TrendStar Advisors, LLC (the “Advisor”) manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Certain officers and Trustees of the Funds are also officers and Trustees of the Advisor. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board. The Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the first $100 million in average daily net assets of each Fund and 0.60% on average daily net assets over $100 million. For the six months ended March 31, 2006, the Advisor earned a fee of $742,994 and $91,827 from the Small-Cap Fund and the American Endeavor Fund, respectively. At March 31, 2006, the Small-Cap Fund and the American Endeavor Fund owed the Advisor $142,900 and $14,164, respectively for its advisory services.

The Advisor has voluntarily agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.40% of average daily net assets. For the six months ended March 31, 2006 the Advisor waived fees in the amount of $9,952 for the American Endeavor Fund. The Advisor may terminate this voluntary agreement at any time. The Advisor has entered into an agreement with the Trust that allows the Advisor to recover operational expenses waived and/or reimbursed for a period of three years after the waiver/reimbursement, but only to the extent that such recovery can be made without exceeding a Fund’s expense cap of 1.40%.

The waived fees related to operating expenses subject to recovery, at September 30, 2005 were as follows:

TrendStar Funds

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Advisor also serves as the Funds’ administrator (“TrendStar”) and retains Unified Fund Services, Inc., (“Unified”) to provide certain transfer agent, fund accounting and administration services to the Funds. Unified, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust and TrendStar. In providing transfer agent services, Unified maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

Unified also performs certain administrative tasks for the Funds pursuant to a written agreement with the Trust and TrendStar. Unified also supervises all aspects of the operations of the Funds except those reserved by the Funds’ investment advisor under its advisory agreement and the Funds’ administrator under its administration agreement with the Trust. As fund accountant, Unified is responsible for calculating each Fund's net asset value, and preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940. As fund administrator, Unified, prepares financial statements contained in the reports to shareholders of the Fund, prepares reports and filings with the Securities and Exchange Commission (the “SEC”), prepares filings with state authorities, and maintains the Funds’ financial accounts and records.

For its services rendered as administrator, the Trust pays TrendStar an annual fee, paid monthly, based on the average net assets of each Fund, as determined by valuations made as of the close of each business day of the month. Each Fund bears its pro rata share of such expenses, which for the six months ended March 31, 2006, amounted to $808,652 and $91,827 for the Small-Cap Fund and American Endeavor Fund, respectively.

Each Fund retains Unified Financial Securities, Inc., (the “Distributor”) a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares.

There were no payments made to the Distributor by the Funds for the six months ended March 31, 2006.

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of March 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $230,717,396 and $24,896,927 for the Small-Cap Fund and the American Endeavor Fund, respectively.

TrendStar Funds

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, Charles Schwab & Co., Inc. held 72.12% and 92.79% of the Small-Cap Fund and the American Endeavor Fund, respectively, in an omnibus account for the benefit of its customers. As of March 31, 2006, an officer of the Trust held 2.39% of the American Endeavor Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

Small-Cap Fund. The Small-Cap Fund paid a short-term capital gain dividend of $0.1481 per share on December 29, 2004 to shareholders of record on December 28, 2004. There were no distributions for the period October 31, 2003 (commencement of operations) to September 30, 2004.

The tax characterization of distributions for the fiscal year ended September 30, 2005 was as follows:

The Small-Cap Fund paid capital gain dividends totaling $0.238513 per share or $4,501,223 on December 28, 2005 to shareholders of record on December 27, 2005.

American Endeavor Fund. The American Endeavor Fund paid an ordinary income dividend of $0.0050 per share and a short-term capital gain dividend of $0.0223 per share on December 29, 2004 to shareholders of record on December 28, 2004. There were no distributions for the period October 31, 2003 (commencement of operations) to September 30, 2004.

The tax characterization of distributions for the fiscal year ended September 30, 2005 was as follows:

The American Endeavor Fund paid an ordinary income dividend of $0.0089 per share or $21,051 and capital gain dividends totaling $0.212807 per share or $502,503 on December 28, 2005 to shareholders of record on December 27, 2005.

TrendStar Funds

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS - continued

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (888) 747-4872; and (2) on the Commission’s website at www.sec.gov.

TRUSTEES

P. Bradley Adams, Chairman

Thomas W. Laming

James R. McBride

Robert C. Klemkosky

Kim A. Wilcox

OFFICERS

Thomas W. Laming, President

James R. McBride, Treasurer

Kyle R. Bubeck, Secretary

INVESTMENT ADVISOR & ADMINISTRATOR

TrendStar Advisors, LLC.

7300 College Blvd. Suite 308

Overland Park, KS 66210

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy, Ltd.

800 Westpoint Parkway Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd. #2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

SUB-ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE – registrant did not submit matters to a vote of security holders during the period

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of June 2, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith